Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2018	2017

Derivatives (See Note 10)	$87	$30
Professional services	97	149
Tax accruals	10	69
Other	119	56

	$313	$304